Retirement Benefit Plan - Summary of Payments Made to BTPS (Detail) - BTPS [Member] - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Defined Benefit Plans [Line Items]
Ordinary contributions	£ 248	£ 303
Deficit contributions	850	250
Total contributions in the year	£ 1,098	£ 553